Dreyfus BASIC Money Market Fund, Inc.

Incorporated herein by reference is the above-referenced fund’s As Revised Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 13, 2016 (SEC Accession No. 0000885409-16-000073).